Fair Value of Financial Instruments - Summary (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	$ 303.9	$ 238.1
Total short-term investments	790.9	541.5
Common stock of non-U.S. corporations	55.9	39.5
Total assets	1,150.7	819.1
Municipal bonds
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	132.0	78.5
Corporate bonds
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	480.1	257.0
U.S. agency securities
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	29.1	25.6
U.S. treasury securities
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	52.9	92.5
Certificates of deposit
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	83.3	63.2
Commercial paper
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	11.0	7.8
Variable rate demand note
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	2.5	16.9
Money market funds
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	199.9	95.0
Corporate bonds
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	0.0	15.0
U.S. agency securities
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	19.6	18.8
U.S. treasury securities
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	19.0	2.5
Certificates of deposit
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	54.3	105.8
Commercial paper
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	11.1	1.0
Level 1
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	218.9	97.5
Total short-term investments	52.9	92.5
Common stock of non-U.S. corporations	0.0	0.0
Total assets	271.8	190.0
Level 1 | Municipal bonds
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	0.0	0.0
Level 1 | Corporate bonds
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	0.0	0.0
Level 1 | U.S. agency securities
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	0.0	0.0
Level 1 | U.S. treasury securities
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	52.9	92.5
Level 1 | Certificates of deposit
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	0.0	0.0
Level 1 | Commercial paper
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	0.0	0.0
Level 1 | Variable rate demand note
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	0.0	0.0
Level 1 | Money market funds
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	199.9	95.0
Level 1 | Corporate bonds
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	0.0	0.0
Level 1 | U.S. agency securities
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	0.0	0.0
Level 1 | U.S. treasury securities
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	19.0	2.5
Level 1 | Certificates of deposit
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	0.0	0.0
Level 1 | Commercial paper
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	0.0	0.0
Level 2
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	85.0	140.6
Total short-term investments	738.0	449.0
Common stock of non-U.S. corporations	55.9	39.5
Total assets	878.9	629.1
Level 2 | Municipal bonds
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	132.0	78.5
Level 2 | Corporate bonds
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	480.1	257.0
Level 2 | U.S. agency securities
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	29.1	25.6
Level 2 | U.S. treasury securities
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	0.0	0.0
Level 2 | Certificates of deposit
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	83.3	63.2
Level 2 | Commercial paper
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	11.0	7.8
Level 2 | Variable rate demand note
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	2.5	16.9
Level 2 | Money market funds
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	0.0	0.0
Level 2 | Corporate bonds
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	0.0	15.0
Level 2 | U.S. agency securities
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	19.6	18.8
Level 2 | U.S. treasury securities
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	0.0	0.0
Level 2 | Certificates of deposit
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	54.3	105.8
Level 2 | Commercial paper
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	11.1	1.0
Level 3
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	0.0	0.0
Total short-term investments	0.0	0.0
Common stock of non-U.S. corporations	0.0	0.0
Total assets	0.0	0.0
Level 3 | Municipal bonds
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	0.0	0.0
Level 3 | Corporate bonds
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	0.0	0.0
Level 3 | U.S. agency securities
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	0.0	0.0
Level 3 | U.S. treasury securities
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	0.0	0.0
Level 3 | Certificates of deposit
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	0.0	0.0
Level 3 | Commercial paper
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	0.0	0.0
Level 3 | Variable rate demand note
Assets, Fair Value Disclosure [Abstract]
Total short-term investments	0.0	0.0
Level 3 | Money market funds
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	0.0	0.0
Level 3 | Corporate bonds
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	0.0	0.0
Level 3 | U.S. agency securities
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	0.0	0.0
Level 3 | U.S. treasury securities
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	0.0	0.0
Level 3 | Certificates of deposit
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	0.0	0.0
Level 3 | Commercial paper
Assets, Fair Value Disclosure [Abstract]
Total cash equivalents	$ 0.0	$ 0.0